Revenue from Contracts with Customers (Tables)	6 Months Ended
Mar. 31, 2025
Revenue [abstract]
Summary of Disaggregation of Revenue by Sales Channels

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Three months ended March 31,		Six months ended March 31,
	2025	2024	2025	2024
B2B	432,484	362,524	614,529	502,934
DTC	140,705	117,773	319,222	278,428
Other	1,141	947	2,298	2,806
Revenue	574,330	481,244	936,049	784,168